Schedule Of Acquired Other Intangibles (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Acquisition Goodwill And Other Intangible Assets [Line Items]
Total, subject to amortization	$ 24,200
Total, Amount	38,783
Acquired Finite-lived Intangible Assets, Useful Life	14 years
Use Rights
Acquisition Goodwill And Other Intangible Assets [Line Items]
Other intangibles not subject to amortization	14,583
Acquired Finite-lived Intangible Assets, Useful Life	0 years
Noncompetition agreements
Acquisition Goodwill And Other Intangible Assets [Line Items]
Other intangibles subject to amortization	180
Acquired Finite-lived Intangible Assets, Useful Life	7 years
Customer Relationships
Acquisition Goodwill And Other Intangible Assets [Line Items]
Other intangibles subject to amortization	16,610
Acquired Finite-lived Intangible Assets, Useful Life	11 years 7 months 6 days
Use Rights And Other
Acquisition Goodwill And Other Intangible Assets [Line Items]
Other intangibles subject to amortization	$ 7,410
Acquired Finite-lived Intangible Assets, Useful Life	19 years 6 months